January 28, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-CSR
John Hancock Preferred Income Fund III (the "Registrant")
      File No. 811-21287

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending November 30, 2003.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,


/s/Alfred P. Ouellette
Alfred P. Ouellette
Senior Attorney and Assistant Secretary




ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock
Preferred
Income Fund III

SEMI
ANNUAL
REPORT

11.30.03

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 12

For your information
page 25


Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would begin to strengthen, which it did. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains year-to-date through November 30. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 47.46% through November, while the Dow Jones Industrial Average was up 19.80% and the Standard & Poor's 500 Index returned 22.26%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 26.11% through November, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of November 30, 2003. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks to
provide a high
level of current
income, consistent
with preservation
of capital, by
investing in a
diversified portfo-
lio of securities
that, in the opin-
ion of the Adviser,
may be underval-
ued relative to
similar securities
in the marketplace.
Under normal mar-
ket conditions, the
Fund invests at
least 80% of assets
in preferred stocks
and other pre-
ferred securities.

Over the last six months

* A new dividend tax cut helped buoy demand for preferred stocks.

* The Fund's value orientation led it initially to low-quality companies, and then to beaten-down high-quality companies.

* The best performers included utility, financial, and oil and natural gas holdings.

[Bar chart with heading "John Hancock Preferred Income Fund III." Under the heading is a note that reads "Fund performance from inception June 19, 2003, through November 30, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.20% total return for John Hancock Preferred Income Fund III. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]

Top 10 issuers

 3.0%   ING Groep N.V.
 2.5%   TXU Corp.
 2.4%   J.P. Morgan Chase Capital XI
 2.4%   Lloyds TSB Bank Plc
 2.2%   Nexen, Inc.
 2.2%   Royal Bank of Scotland Group Plc
 2.0%   Public Storage, Inc.
 2.0%   Ford Motor Co.
 2.0%   Southwest Gas Capital II
 2.0%   DTE Energy Co.

As a percentage of net assets plus the value of preferred shares on November 30, 2003.

BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO MANAGEMENT TEAM

MANAGERS'
REPORT

John Hancock
Preferred Income
Fund III

Preferred stocks posted moderate gains from the inception of John Hancock Preferred Income Fund III on June 19, 2003, through November 30, 2003, fueled in large part by favorable supply and demand conditions. An increasing number of companies that had issued preferred stocks in years when interest rates were higher redeemed those older preferred stocks to take advantage of the lower interest rates that prevailed during much of the period. Those redemptions resulted in a reduced net supply of preferred stocks. At the same time, demand burgeoned as individual and institutional investors increasingly sought out higher-yielding alternatives to most fixed-income securities and common stocks. Demand got an added boost from the passage of President Bush's dividend tax-cut package, which greatly reduced the taxes individuals pay on most stock dividends. A dramatic rise in interest rates and bond yields in the summer months briefly tempered an otherwise favorable backdrop for fixed-income investments, including preferreds. But they quickly regained their footing in the final months of the period when inflation concerns cooled, the Fed rushed to reassure investors that it wasn't poised to raise interest rates any time soon, and favorable supply and demand conditions trumped macroeconomic concerns.

"Preferred stocks
 posted moderate gains
 from the inception of
 John Hancock Preferred
 Income Fund III..."

PERFORMANCE

From its inception June 19, 2003, through November 30, 2003, John Hancock Preferred Income Fund III returned 1.20% at net asset value. For the same period, the average income and preferred stock closed-end fund returned 3.81%, according to Lipper, Inc. The Dow Jones Utility Average -- which tracks the performance of 15 electric and natural gas utilities -- returned

0.40%, and the broader stock market, as measured by the Standard & Poor's 500 Index, returned 7.23%.

[Photos of Greg Phelps and Mark Maloney flush right next to first paragraph.]


PORTFOLIO MAKEUP

In structuring the portfolio, we focused on industries that we expected to benefit from broad changes in the business cycle, and then invested in companies within those industries that we believed to be undervalued. Initially, that value orientation led us to lower-quality companies in the utility sector. In the months preceding the beginning of the period, we felt that some companies that fit that bill had come under undue pressure in response to ongoing concerns in a post-Enron environment. We took advantage of that unfavorable sentiment to add companies we liked at attractive prices. That strategy was rewarded when investors exhibited renewed optimism about the group in reaction to utility companies' efforts to reduce debt, improve their financing and shed money-losing unregulated subsidiaries. Among our top-performing holdings were Canadian cable operator Shaw Communications, and utilities Southern Union and Western Resources.

Later in the period, we found attractive values among high- quality companies such as J.P. Morgan Chase and Citigroup. These holdings had lost considerable ground before we bought them in response to a summer sell-off in the U.S. Treasury market, which dragged down many preferred stocks along with it. But once the Treasury and preferred markets regained ground in late summer, our holdings in this sector performed well. J.P. Morgan also benefited from growth in its private banking business as well as in its market share in underwriting stock and bond offerings. Citigroup experienced strong earnings growth in response to an improved equity market, as well as strength in global debt and equity underwriting and its global consumer businesses.

"Later in the period,
 we found attractive
 values among high-
 quality companies..."

Preferred stocks issued by oil and natural gas companies also posted strong returns during the period. In the post-September 11 era, energy prices stayed high in part because of a so-called "risk premium" for potential attacks both here and abroad. Those high energy prices, in turn, helped boost the fortunes of holdings such Nexen and Valero.

[Table at top left-hand side of page entitled "Top five industry groups 1." The first listing is Utilities 39%, the second is Banks--United States 12%, the third Broker services 9%, the fourth Banks--Foreign 8%, and the fifth Finance 7%.]

A disappointment during the period was TECO Energy, which came under pressure due to concerns about the company's problems with its foray into merchant gas-fired energy. Despite these problems, we continued to hold onto our stake in TECO because the company has very well-run electric and gas utility operations in Florida, and because we believe it eventually will distance itself from its merchant energy business.

[Pie chart in middle of page with heading "Portfolio diversification 1" The chart is divided into five sections (from top to left): Preferred stocks 81%, Corporate bonds 8%, Capital preferred securities 5%,
Short-term investments & other 4% and Common stocks 2%.]

OUTLOOK

In our view, the first half of 2004 could continue to favor preferred and utility stocks. First off, we believe that both sectors will keep benefiting from the favorable supply and demand conditions that boosted their prospects over the past six months. Our interest-rate forecast -- which calls for continued low interest rates -- also should help preferreds, because they pay dividends at a fixed rate like the interest on a bond and, as such, tend to perform best when rates decline or stabilize at relatively low levels, just as bonds do. Although the economy recently has heated up, we don't think that the Federal Reserve Board will raise interest rates until the current recovery deepens and sustains itself for a longer period of time. Granted, longer-term bond yields could rise as investors worry about the prospects of future inflation, but the expected lack of an interest-rate hike should keep short-term interest rates low. That would make preferred stocks an attractive alternative to shorter-term, lower-yielding money market and Treasury bond investments. Furthermore, we think it's likely that investors' appetite for preferred stocks -- and for that matter, utility stocks -- that benefit from tax cuts could remain strong. In addition to strong demand, utility stocks appear to have other factors working in their favor. Chief among them are the potential for more stable credit ratings and continued attractive valuations -- albeit higher than at the beginning of 2003 -- relative to the stock market overall. Recent acquisitions of utility companies by deep-pocketed private equity investors may signal that more acquisition activity is in the offing in 2004, a trend that should help boost utilities.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Southern Union followed by an up arrow with the phrase "Attractive coupon helps boost price." The second listing is J.P. Morgan Chase followed by an up arrow with the phrase "Uptick in several lines of business." The third listing is Teco Energy followed by a down arrow with the phrase "Problems with merchant gas-fired energy endeavor cause concern."]

"...we think it's likely that
 investors' appetite for pre
 ferred stocks -- and for that
 matter, utility stocks -- that
 benefit from tax cuts could
 remain strong."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 As a percentage of the Fund's portfolio on November 30, 2003.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2003
(unaudited)

This schedule is divided into five main categories: common stocks, preferred stocks, capital preferred securities, corporate bonds and short-term investments. Common stocks, preferred stocks, capital preferred securities and corporate bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES            ISSUER, DESCRIPTION                                                                           VALUE
COMMON STOCKS 3.32%                                                                                       $23,994,260
(Cost $22,641,632)

Utilities 3.32%                                                                                            23,994,260
80,000             Alliant Energy Corp.                                                                     1,956,000
20,600             CH Energy Group, Inc.                                                                      904,340
30,000             National Grid Transco Plc, American Depositary
                   Receipt (ADR) (United Kingdom)                                                           1,025,400
90,000             NiSource, Inc.                                                                           1,867,500
30,000             OGE Energy Corp.                                                                           714,600
121,000            Progress Energy, Inc.                                                                    5,302,220
345,000            Scottish Power Plc (ADR) (United Kingdom)                                                8,680,200
80,000             WPS Resources Corp.                                                                      3,544,000


                                                             CREDIT
ISSUER, DESCRIPTION                                                           RATING*          SHARES           VALUE
PREFERRED STOCKS 120.90%                                                                                 $872,278,647
(Cost $879,806,724)

Agricultural Operations 1.88%                                                                              13,551,250
Ocean Spray Cranberries, Inc., 6.25%, Ser A (R)                                  BBB          185,000      13,551,250

Automobiles/Trucks 4.34%                                                                                   31,337,634
Ford Motor Co., 7.50%                                                            BBB-         771,385      19,153,490
General Motors Corp., 7.25%                                                      BBB           55,641       1,421,628
General Motors Corp., 7.375%                                                     Baa1         421,894      10,762,516

Banks -- Foreign 5.10%                                                                                     36,761,392
Abbey National Plc, 7.25% (United Kingdom)                                       A1           163,265       4,319,992
Abbey National Plc, 7.375% (United Kingdom)                                      A            339,000       9,017,400
Royal Bank of Scotland Group Plc, 5.75%, Ser B
(United Kingdom)                                                                 A-           960,000      23,424,000

Banks -- United States 17.19%                                                                             124,041,703
ABN AMRO Capital Funding Trust V, 5.90%                                          A            867,400      21,112,516
ABN AMRO Capital Funding Trust VI, 6.25%                                         A2           400,000      10,376,000
BAC Capital Trust II, 7.00%                                                      A-            83,300       2,201,619
BAC Capital Trust III, 7.00%                                                     A-            22,000         588,060


See notes to
financial statements.

6


FINANCIAL STATEMENTS

                                                                  CREDIT
ISSUER, DESCRIPTION                                                           RATING*          SHARES           VALUE
Banks -- United States (continued)
BAC Capital Trust IV, 5.875%                                                     A-           406,400     $10,123,424
BNY Capital V, 5.95%, Ser F                                                      A-           536,361      13,376,843
Fleet Capital Trust VII, 7.20%                                                   BBB+          61,604       1,647,907
J.P. Morgan Chase Capital XI, 5.875%                                             A-         1,060,000      25,768,600
J.P. Morgan Chase Capital XII, 6.25%                                             A-            60,000       1,511,400
National Commerce Capital Trust II, 7.70%                                        BBB           86,800       2,378,320
USB Capital IV, 7.35%                                                            A-            59,100       1,586,244
USB Capital V, 7.25%                                                             A-            22,600         608,844
Wachovia Preferred Funding Corp., 7.25%, Ser A                                   BBB+         674,800      18,718,952
Wells Fargo Capital Trust IV, 7.00%                                              A            170,800       4,505,704
Wells Fargo Capital Trust VII, 5.85%                                             A            385,500       9,537,270

Broker Services 13.82%                                                                                     99,692,965
Bear Stearns Cos., Inc. (The), 5.49%, Ser G                                      A3           296,032      14,920,013
Lehman Brothers Holdings, Inc., 5.67%, Depositary
Shares, Ser D                                                                    A3           142,500       7,303,125
Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K                        BBB+         793,400      20,112,690
Merrill Lynch Preferred Capital Trust III, 7.00%                                 A-           387,017      10,372,056
Merrill Lynch Preferred Capital Trust IV, 7.12%                                  A-           206,900       5,584,231
Merrill Lynch Preferred Capital Trust V, 7.28%                                   A-           346,600       9,427,520
Morgan Stanley Capital Trust III, 6.25%                                          A-           764,025      19,161,747
Morgan Stanley Capital Trust IV, 6.25%                                           A-           393,925       9,938,728
Morgan Stanley Capital Trust V, 5.75%                                            A1           118,713       2,872,855

Chemicals 1.14%                                                                                             8,228,875
NOVA Chemicals Corp., 9.04% (Canada)                                             BB-          170,100       4,325,643
NOVA Chemicals Corp., 9.50% (Canada)                                             BB-          154,400       3,903,232

Finance 10.51%                                                                                             75,795,218
Citigroup Capital VII, 7.125%                                                    A             30,042         801,521
Citigroup Capital VIII, 6.95%                                                    A            175,200       4,655,064
Citigroup Capital IX, 6.00%                                                      A            384,700       9,629,041
Citigroup Capital X, 6.10%                                                       A            720,000      18,288,000
Fleet Capital Trust IX, 6.00%                                                    BBB+         469,200      11,776,920
Ford Motor Credit Co., 7.60%                                                     BBB+          25,000         626,750
General Electric Capital Corp., 5.875%                                           AAA          356,930       9,180,240
General Electric Capital Corp., 6.10%                                            AAA          114,600       2,979,600
Household Finance Corp., 6.875%                                                  A            636,118      16,723,542
SLM Corp., 6.97%, Ser A                                                          BBB+          19,800       1,134,540

Insurance 6.69%                                                                                            48,248,704
ING Groep N.V., 7.05% (Netherlands)                                              A-           603,970      15,896,490
ING Groep N.V., 7.20% (Netherlands)                                              A-           624,900      16,653,585
Lincoln National Capital VI, 6.75%, Ser F                                        BBB          108,000       2,774,520
Phoenix Companies, Inc. (The), 7.45%                                             BBB          369,149       9,723,385
PLC Capital Trust IV, 7.25%                                                      BBB+         120,600       3,200,724

Leisure 0.28%                                                                                               2,013,375
Hilton Hotels Corp., 8.00%                                                       BBB-          76,700       2,013,375


See notes to
financial statements.

7


FINANCIAL STATEMENTS

                                                                    CREDIT
ISSUER, DESCRIPTION                                                           RATING*          SHARES           VALUE
Media 2.39%                                                                                               $17,252,922
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                 B+           526,800      13,433,400
Shaw Communications, Inc., 8.50% (Canada)                                        B+           150,850       3,819,522

Oil & Gas 4.04%                                                                                            29,184,586
Anadarko Petroleum Corp., 5.46%, Depositary Shares                               BBB-          24,600       2,435,400
Apache Corp., 5.68%, Depositary Shares, Ser B                                    BBB           27,500       2,756,875
Devon Energy Corp., 6.49%, Ser A                                                 B              5,250         538,125
Nexen, Inc., 7.35% (Canada)                                                      BBB-         921,579      23,454,186

REIT 6.61%                                                                                                 47,685,512
Duke Realty Corp., 6.625%, Ser J                                                 BBB          638,100      15,952,500
Kimco Realty Co., 6.65%, Depositary Shares, Ser F                                BBB+         384,750       9,965,025
Public Storage, Inc., 6.50%, Depositary Shares, Ser W                            BBB+         450,000      11,290,500
Public Storage, Inc., 7.50%, Depositary Shares, Ser V                            BBB+         184,530       5,019,216
Public Storage, Inc., 7.625%, Depositary Shares, Ser T                           BBB+          25,500         683,655
Public Storage, Inc., 8.00%, Depositary Shares, Ser R                            BBB+         177,100       4,774,616

Telecommunications 0.92%                                                                                    6,654,595
Telephone & Data Systems, Inc., 7.60%, Ser A                                     A-           217,310       5,821,735
Verizon New England, Inc., 7.00%, Ser B                                          Aa3           31,500         832,860

Utilities 45.99%                                                                                          331,829,916
Ameren Corp., 9.75%, Conv                                                        BBB+         220,100       6,217,825
American Electric Power Co., Inc., 9.25%, Conv                                   Baa3         240,800      10,137,680
Aquila, Inc., 7.875%                                                             Caa          189,000       3,855,600
Avista Corp., $6.95, Ser K                                                       BB-          155,825      14,881,288
BGE Capital Trust II, 6.20%                                                      BBB          485,000      12,018,930
Cinergy Corp., 9.50%, Conv                                                       Baa2         108,600       6,588,762
Cleveland Electric Financing Trust I, 9.00%                                      BB+           25,700         702,895
Coastal Finance I, 8.375%                                                        CCC+         473,200      10,102,820
Consolidated Edison Co. of New York, $5.00, Ser A                                BBB+          30,000       2,775,000
Consolidated Edison Co. of New York, 7.25%                                       A-            46,000       1,265,460
Consumers Energy Co. Financing I, 8.36%                                          B             12,700         321,564
Consumers Energy Co. Financing II, 8.20%                                         B             70,000       1,771,000
Consumers Energy Co. Financing III, 9.25%                                        B            127,500       3,343,050
Consumers Energy Co. Financing IV, 9.00%                                         Ba2          102,200       2,672,530
Detroit Edison Co., 7.375%                                                       BBB-          24,600         622,872
Dominion Resources, Inc., 9.50%, Conv                                            BBB+         122,800       6,747,860
DTE Energy Co., 8.75%, Conv                                                      BBB          569,000      13,923,430
DTE Energy Trust I, 7.80%                                                        BBB-          27,000         731,700
Duke Energy Capital Trust I, 7.20%, Ser Q                                        BBB-         140,100       3,544,530
Duke Energy Capital Trust II, 7.20%                                              BBB-          97,400       2,479,804
Duke Energy Corp., 8.25%, Conv                                                   Baa3         780,000       9,820,200
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                     CCC+         297,700      11,312,600
Energy East Capital Trust I, 8.25%                                               BBB-         168,000       4,519,200
Entergy Mississippi, Inc., 7.25%                                                 BBB+          63,918       1,725,786
Enterprise Capital Trust I, 7.44%, Ser A                                         BB+           68,200       1,720,004
Enterprise Capital Trust III, 7.25%, Ser C                                       BB+           94,300       2,381,075
FPC Capital I, 7.10%, Ser A                                                      BB+          417,400      10,505,958


See notes to
financial statements.

8


FINANCIAL STATEMENTS

                                                                CREDIT
ISSUER, DESCRIPTION                                                           RATING*          SHARES           VALUE
Utilities (continued)
FPL Group, Inc., 8.00%, Conv                                                     A-           112,000       6,182,400
Georgia Power Capital Trust V, 7.125%                                            BBB+         132,200       3,561,468
Georgia Power Co., 6.00%, Ser R                                                  A            767,085      19,368,896
Gulf Power Co., 5.75%, Ser I                                                     AAA           77,800       1,957,160
HECO Capital Trust II, 7.30%, Ser 1998                                           BBB-          31,700         800,742
Interstate Power & Light Co., 7.10%, Ser C                                       BBB-         354,900       9,504,683
Interstate Power & Light Co., 8.375%, Ser B                                      BBB-          44,500       1,410,650
KeySpan Corp., 8.75%, Conv                                                       A            143,200       7,371,936
Laclede Capital Trust I, 7.70%                                                   BBB+          44,200       1,188,980
Met-Ed Capital Trust, 7.35%                                                      BB+           89,700       2,242,500
Monongahela Power Co., $7.73, Ser L                                              CCC+          65,557       5,637,902
Northern States Power Co., 8.00%                                                 BBB-          74,550       2,085,163
NVP Capital III, 7.75%                                                           CCC+         321,405       7,231,612
ONEOK, Inc., 8.50%, Conv                                                         Baa1         197,600       5,582,200
Penelec Capital Trust, 7.34%                                                     A3            56,300       1,410,315
PSEG Funding Trust II, 8.75%                                                     BB+          459,275      12,822,958
Public Service Electric & Gas Co., 5.05%, Ser D                                  BB+           30,000       2,523,000
Public Service Enterprise Group, Inc., 10.25%, Conv                              BBB-         105,600       6,124,800
Puget Sound Energy Capital Trust II, 8.40%                                       BB           148,900       3,997,965
Rochester Gas & Electric Corp., 6.60%, Ser V                                     BBB-          25,000       2,534,375
SEMCO Capital Trust I, 10.25%                                                    B-            60,500       1,597,200
Southern Union Co., 7.55%                                                        BB+          350,000       9,117,500
Southwest Gas Capital II, 7.70%                                                  BB           810,250      21,552,650
TECO Capital Trust I, 8.50%                                                      Ba2          109,200       2,844,660
TECO Energy, Inc., 9.50%, Conv                                                   BB           400,300       6,464,845
TXU Corp., 7.24%, Ser B                                                          BB+              150      15,375,000
TXU Corp., 8.125%, Conv                                                          Ba1          350,000      11,305,000
TXU US Holdings Co., $5.08                                                       BB+            4,606         378,843
Vectren Utility Holdings, Inc., 7.25%                                            A-            21,400         566,458
Virginia Power Capital Trust, 7.375%                                             BBB          230,800       6,220,060
WEC Capital Trust I, 6.85%                                                       BBB-         195,100       4,963,344
Western Resources Capital I, 7.875%, Ser A                                       B+            48,300       1,215,228


ISSUER, DESCRIPTION,                                                                        PAR VALUE
MATURITY DATE                                                                           (000s OMITTED)          VALUE
CAPITAL PREFERRED SECURITIES 7.33%                                                                        $52,877,048
(Cost $53,730,599)

Banks -- Foreign 3.54%                                                                                     25,529,250
Lloyds TSB Bank Plc, 6.90% (United Kingdom) 11-29-49                             A+           $25,000      25,529,250

Banks -- United States 0.52%                                                                                3,721,902
JPM Capital Trust I, 7.54% 01-15-27                                              A-             3,447       3,721,902


See notes to
financial statements.

9


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                          CREDIT        PAR VALUE
MATURITY DATE                                                                 RATING*   (000s OMITTED)          VALUE
Telecommunications 2.38%                                                                                  $17,176,338
TCI Communications Financing Trust III, 9.65% 03-31-27                           BB+          $14,210      17,176,338

Utilities 0.89%                                                                                             6,449,558
DPL, Inc., 8.125% 09-01-31                                                       BB+            6,225       5,785,702
KN Capital Trust III, 7.63% 04-15-28                                             BB+              610         663,856



ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                          RATE   RATING*   (000s OMITTED)          VALUE
CORPORATE BONDS 12.58%                                                                                    $90,765,222
(Cost $93,583,275)

Automobiles/Trucks 0.36%                                                                                    2,613,222
Ford Motor Co.,
Note 07-16-31                                                         7.450%     BBB-           2,755       2,613,222

Banks -- Foreign 2.62%                                                                                     18,929,500
Credit Agricole Preferred Funding Trust,
Note (France) 01-29-49                                                7.000      A              9,000       9,004,500
HBOS Capital Funding L.P.,
Gtd Bond Tier I (United Kingdom) 03-29-49                             6.850      A             10,000       9,925,000

Finance 0.44%                                                                                               3,170,412
General Motors Acceptance Corp.,
Bond 11-01-31                                                         8.000      BBB            3,000       3,170,412

Oil & Gas 2.15%                                                                                            15,489,898
Amerada Hess Corp.,
Note 03-15-33                                                         7.125      BBB            5,000       5,070,365
Valero Energy Corp.,
Note 04-15-32                                                         7.500      BBB            9,500      10,419,533

Utilities 7.01%                                                                                            50,562,190
AEP Kentucky Power Corp.,
Sr Note Ser D 12-01-32                                                5.625      BBB            3,565       3,255,013
Black Hills Corp.,
Note 05-15-13                                                         6.500      BBB-          15,000      15,141,885
DPL, Inc.,
Sr Note 09-01-11                                                      6.875      BBB-           7,000       7,309,813
DTE Energy Co.,
Sr Note 04-15-33                                                      6.375      BBB            7,500       7,399,312
Entergy Gulf States, Inc.,
1st Mtg Bond 07-01-33 (R)                                             6.200      BBB-          15,000      13,555,680
TECO Energy, Inc.,
Note 05-01-12                                                         7.000      BB+            3,810       3,900,487


See notes to
financial statements.


10


FINANCIAL STATEMENTS

ISSUER, DESCRIPTION,                                               INTEREST   CREDIT        PAR VALUE
MATURITY DATE                                                          RATE   RATING*   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 4.34%                                                                              $31,300,000
(Cost $31,300,000)

Government -- U.S. Agencies 4.34%
Federal National Mortgage Assn., Disc Note
12-01-03                                                              0.950%     AAA          $31,300      31,300,000

TOTAL INVESTMENTS 148.47%                                                                              $1,071,215,177

OTHER ASSETS AND LIABILITIES, NET (48.47%)                                                              ($349,722,697)

TOTAL NET ASSETS 100.00%                                                                                 $721,492,480


  * Credit ratings are unaudited and are rated by Moody's Investors Service, unless indicated otherwise.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $27,106,930 or 3.76% of net assets as of November 30, 2003.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

November 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value for each
common share.

ASSETS
Investments at value (cost $1,081,062,230)                     $1,071,215,177
Cash                                                                  156,694
Receivable for investments sold                                     1,929,457
Dividend and interest receivable                                    4,284,795
Other assets                                                            6,809

Total assets                                                    1,077,592,932

LIABILITIES
Dividends payable                                                   5,550,363
Payable to affiliates
Management fee                                                         64,402
Other                                                                  26,237
Other payables and accrued expenses                                   427,142
Total liabilities                                                   6,068,144
Auction Preferred Shares (APS), at value, unlimited
number of shares of beneficial interest authorized with
no par value, 14,000 shares issued, liquidation
preference of $25,000 per share                                   350,032,308

NET ASSETS
Common shares capital paid-in                                     731,624,984
Accumulated net realized gain on investments                        1,745,122
Net unrealized depreciation of investments                         (9,847,053)
Distributions in excess of net investment income                   (2,030,573)
Net assets                                                       $721,492,480

NET ASSET VALUE PER COMMON SHARE
Based on 30,835,350 shares of beneficial interest
outstanding -- unlimited number of shares
authorized with no par value                                           $23.40

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
November 30, 2003
(unaudited)1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $84,861)           $19,301,463
Interest income                                                     4,999,671

Total investment income                                            24,301,134

EXPENSES
Investment management fee                                           3,073,763
APS auction fee                                                       196,651
Custodian fee                                                         199,650
Accounting and legal services fee                                     122,951
Trustees' fee                                                          56,639
Printing                                                               44,014
Organization expense                                                   43,000
Auditing fee                                                           41,782
Transfer agent fee                                                     32,020
Miscellaneous                                                          31,011
Legal fee                                                              11,285
Interest                                                                3,561

Total expenses                                                      3,856,327
Less expense reductions                                              (819,670)

Total expenses                                                      3,036,657

Net investment income                                              21,264,477

REALIZED AND UNREALIZED GAIN

Net realized gain on investments                                    1,745,122
Change in unrealized depreciation
of investments                                                     (9,847,053)

Net realized and unrealized loss                                   (8,101,931)
Distribution to APS                                                (1,164,915)

Increase in net assets from operations                            $11,997,631

1 Inception period from 6-19-03 through 11-30-03.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

This Statement of
Changes in
Net Assets shows
how the value
of the Fund's
net assets has
changed since
the inception of
the Fund. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions
paid to share-
holders and any
increase or
decrease due
to the sale of
common shares.
                                                                       PERIOD
                                                                        ENDED
                                                                     11-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income                                             $21,264,477
Net realized gain                                                   1,745,122
Change in net unrealized depreciation                              (9,847,053)
Distributions to APS                                               (1,164,915)

Increase in net assets resulting from operations                   11,997,631

Distributions to common shareholders                              (22,130,135)
From Fund share transactions                                      731,624,984

NET ASSETS
End of period 2                                                  $721,492,480


1 Inception period from 6-19-03 through 11-30-03. Unaudited.

2 Includes distributions in excess of net investment income of $2,030,573.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the inception of the Fund.

PERIOD ENDED                                                          11-30-03 1

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                    $23.88 2
Net investment income 3                                                   0.71
Net realized and unrealized loss on investments                          (0.29)
Distributions to APS                                                     (0.04)
Total from investment operations                                          0.38
Less distributions to common shareholders
From net investment income                                               (0.72)
Capital charges
Offering costs related to common shares                                  (0.02)
Offering costs and underwriting discounts related to APS                 (0.12)
Net asset value, end of period                                          $23.40
Per share market value, end of period                                   $24.72
Total return at market value 4,5 (%)                                      0.86 6

RATIOS AND SUPPLEMENTAL DATA
Net assets applicable to common shares, end of period (in millions)       $721
Ratio of expenses to average net assets 7 (%)                             1.19 8
Ratio of adjusted expenses to average net assets 9 (%)                    1.39 8
Ratio of net investment income to average net assets 10 (%)               8.45 8
Portfolio turnover (%)                                                     108

SENIOR SECURITIES
Total value of APS outstanding (in millions)                              $350
Involuntary liquidation preference per unit (in thousands)                  25
Approximate market value per unit (in thousands)                            25
Asset coverage per unit 11                                             $75,993

 1 Inception period from 6-19-03 through 11-30-03. Unaudited.

 2 Reflects the deduction of a $1.125 per share sales load.

 3 Based on the average of common shares outstanding.

 4 Assumes dividend reinvestment and a purchase at $25.28 per share on the inception date and a sale at the current market price on the last day of the period.

 5 Total return would have been lower had certain expenses not been reduced during the period shown.

 6 Not annualized.

 7 Ratio calculated on the basis of expenses applicable to common shares relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of expenses would have been 0.73%.

 8 Annualized.

 9 Ratio calculated on the basis of expenses applicable to common shares relative to the average net assets of common shares, that does not take into consideration expense reductions during the period shown. Without the exclusion of preferred shares, the annualized adjusted ratio of expenses would have been 0.93%.

10 Ratio calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 5.20%.

11 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Preferred Income Fund III (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Organization expenses
and offering costs

Expenses incurred in connection with the organization of the Fund, which amounted to $43,000, have been borne by the Fund. Offering costs of $659,781 related to common shares and offering costs of $242,531 incurred in connection with the preferred shares were charged to the Fund's capital paid-in.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers LLC (the "Adviser"), a wholly owned subsidiary of the Berkeley Financial Group, LLC. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund's average daily net assets and the value attributable to the Auction Preferred Shares ("managed assets").

The Adviser has contractually agreed to limit the Fund's management fee to the following: 0.55% of the Fund's average daily managed assets until the fifth anniversary of the commencement of the Fund's operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year, and 0.70% of average daily managed assets in the eighth year. Accordingly, the expense reductions related to the reduction in management fee amounted to $819,670 for the period ended November 30, 2003. After the eighth year the Adviser will no longer waive a portion of the management fee.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.03% of the average managed assets of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

Common shares

This listing illustrates the Fund common shares sold, offering costs and underwriting discount charged to capital paid-in, distributions reinvested and the number of common shares outstanding at the end of the period, along with the corresponding dollar value.

                                                                         PERIOD ENDED 11-30-03 1
                                                            SHARES                      AMOUNT
Shares sold                                             30,630,990                $731,314,886 2
Offering cost related to common shares                          --                    (659,781)
Offering costs and underwriting discount related to
Auction Preferred Shares                                        --                  (3,742,531)
Distributions reinvested                                   204,360                   4,712,410
Net increase                                            30,835,350                $731,624,984

1 Inception period from 6-19-03 through 11-30-03. Unaudited.

2 Net of $1.125 per share sales load of the initial offering price of $25.00 per share.


Auction preferred shares

The Fund issued total of 14,000 Auction Preferred Shares (2,800 shares of Series F, 2,800 shares of Series M, 2,800 shares of Series T, 2,800 of shares of Series TH and 2,800 shares of Series W) (collectively, the "APS") on August 19, 2003, in a public offering. The underwriting discount of $3,500,000 has been charged to capital paid-in of common shares.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction (except for the Series W, for which the initial reset date will be February 18, 2004). Dividend rates on the APS ranged from 1.10% to 1.30% during the period ended November 30, 2003. Accrued dividends on the APS are included in the value of the APS on the Fund's Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund's by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

NOTE D
Investment
transactions

Purchases and proceeds from sales and maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2003, aggregated $1,436,623,956 and $361,210,562, respectively. Purchases and proceeds from sales or maturities of obligations of U.S. government aggregated $604,615,820 and $600,789,043, respectively, during the period ended November 30, 2003.

The cost of investments owned on November 30, 2003, including short-term investments, for federal income tax purposes was $1,081,124,728. Gross unrealized appreciation and depreciation of investments aggregated $9,146,117 and $19,055,668, respectively, resulting in net unrealized depreciation of $9,909,551. The difference between book basis and tax basis net realized depreciation is due to amortization of premium and accretion of discounts on debt instruments.

INVESTMENT
OBJECTIVE
AND POLICY

The Fund's primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund's secondary objective is to provide growth of capital to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed income securities which are rated investment grade or higher by Moody's or Standard & Poor's at the time of investment. "Assets" are defined as net assets including the liquidation preference of APS plus borrowing for investment purposes.

Effective December 16, 2003, the Trustees approved changes to the Fund's by-laws. The changes included updating the leveraged rating agency requirements in keeping with recent changes to the agencies' basic maintenance reporting requirements for leveraged closed-end funds. In addition, changes were made to reflect recent updates which Moody's made to come of their eligible asset and discount factors. These revisions bring the Fund's by-laws in line with current rating agency requirements.

DIVIDEND
REINVESTMENT PLAN

The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the "Plan Agent"), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participant's accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

SHAREHOLDER
COMMUNICATION
AND ASSISTANCE

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

FOR YOUR
INFORMATION

TRUSTEES

James F. Carlin
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen Ford Goldfarb
Charles L. Ladner*
Patti McGill Peterson*
Dr. John A. Moore*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS

Maureen Ford Goldfarb
Chairman, President and
Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT AND DIVIDEND DISBURSER

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

TRANSFER AGENT
FOR APS

Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

STOCK SYMBOL

Listed New York Stock Exchange: HPS

For shareholder assistance refer to page 21

HOW TO CONTACT US

On the Internet                        www.jhfunds.com

By regular mail                        Mellon Investor Services
                                       85 Challenger Road
                                       Overpeck Centre
                                       Ridgefield Park, NJ 07660

Customer service representatives       1-800-852-0218

Portfolio commentary                   1-800-344-7054

24-hour automated information          1-800-843-0090

TDD Line                               1-800-231-5469

The Fund's voting policies and procedures are available without charge, upon request:

By phone                               1-800-225-5291

On the Fund's Web site                 www.jhfunds.com/proxy

On the SEC's Web site                  www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS

1-800-852-0218
1-800-843-0090
1-800-231-5469 (TDD)

www.jhfunds.com

P12SA 11/03
       1/04

ITEM 2.  CODE OF ETHICS.

As of the end of the period, November 30, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(d)(1) Contact person at the registrant



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:    January 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:    January 28, 2004


By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer

Date:    January 28, 2004